Annual Total Returns [BarChart] - 500 Index Fund - Member Shares	May 01, 2021
Bar Chart Table:
2011	1.82%
2012	15.75%
2013	32.03%
2014	13.38%
2015	1.13%
2016	11.70%
2017	21.53%
2018	(4.65%)
2019	31.19%
2020	21.22%